SCHEDULE OF CONVERTIBLE DEBT, NET (Details) (Parenthetical)																								1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 08, 2021	Oct. 11, 2016	Feb. 05, 2016	Mar. 12, 2015	Jan. 07, 2015	Dec. 10, 2014	Apr. 08, 2014	Apr. 03, 2014	Mar. 27, 2014	Mar. 11, 2014	Feb. 21, 2014	Nov. 13, 2013	Aug. 03, 2012	Feb. 12, 2012	Oct. 05, 2011	Jun. 29, 2011	Jun. 02, 2011	Apr. 02, 2011	Mar. 21, 2011	Jan. 28, 2011	Jul. 26, 2010	Jul. 22, 2005	Jul. 08, 2003	Jul. 19, 2021	Jan. 30, 2017	Mar. 25, 2013	Mar. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Debt instrument, covenant description							45% of the lowest closing price during the 20-day trading period prior to, and including the date of, conversion.
Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											45% of the lowest closing price during the 20-day trading period prior to, and including the date of, conversion.
Westmount Holdings International, Ltd [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											(a) $0.02 or (b) 85% of the lowest closing price during the 30-day trading period prior to conversion.
Tangiers Investment Group LLC [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											50% of the lowest closing price during the 20-day trading period prior to conversion.
Dakota [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date							Dec. 31, 2014
Debt instrument, covenant description							(a) $0.02 or (b) 50% of the lowest closing price during the 30-day trading period prior to conversion
Dakota [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											(a) $0.02 or (b) 50% of the lowest closing price during the 30-day trading period prior to conversion.
Raphael Cariou [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date													Feb. 03, 2013
Debt instrument, covenant description							86.9565% of the average prices of the five trading days prior to the conversion date.
Raphael Cariou [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											86.9565% of the average prices of the five trading days prior to the conversion date.
Richard Wynns One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																					Dec. 31, 2011
Debt instrument, covenant description							75% of the average of the three lowest closing prices during the 10-day trading period prior to conversion.
Richard Wynns One [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											75% of the average of the three lowest closing prices during the 10-day trading period prior to conversion.
Barclay Lyons [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																				Jul. 28, 2011
Debt instrument, covenant description							50% of the lesser of (i) the closing price on the day prior to conversion, or (ii) the volume-weighted-average closing price of the five-day trading period prior to conversion, though in no instance shall the conversion price be less than $0.0001.
Barclay Lyons [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											50% of the lesser of (i) the closing price on the day prior to conversion, or (ii) the volume-weighted-average closing price of the five-day trading period prior to conversion, though in no instance shall the conversion price be less than $0.0001.
Blackridge Capital LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																		Jul. 28, 2011
Debt instrument, covenant description							Average of the five trading days prior to the applicable conversion date, with the number of conversion shares multiplied by 115%.
Blackridge Capital LLC [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											Average of the five trading days prior to the applicable conversion date, with the number of conversion shares multiplied by 115%.
Kelburgh, Ltd [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date														Mar. 22, 2012
Debt instrument, covenant description							85% of the average of the five trading days prior to the applicable conversion date.
Kelburgh, Ltd [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											85% of the average of the five trading days prior to the applicable conversion date.
Ags Capital Group Llc One [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description							35% of the lowest closing price during the 20-day trading period prior to conversion.
Ags Capital Group Llc One [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											35% of the lowest closing price during the 20-day trading period prior to conversion.
Blackridge Capital LLC One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date											Sep. 21, 2014
Debt instrument, covenant description							60% of the lowest closing price during the 30-day trading period prior to conversion
Blackridge Capital LLC One [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											60% of the lowest closing price during the 30-day trading period prior to conversion
LG Capital Funding LLC Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date										Mar. 11, 2015
Debt instrument, covenant description							50% of the lowest closing price during the 10-day trading period prior to, and including the date of, conversion
LG Capital Funding LLC Two [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											50% of the lowest closing price during the 10-day trading period prior to, and including the date of, conversion
Jared Robert [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date						Jun. 10, 2015
Debt instrument, covenant description							60% of the lowest closing price during the 20-day trading period prior to conversion, or $0.01, whichever is lower.
Jared Robert [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											60% of the lowest closing price during the 20-day trading period prior to conversion, or $0.01, whichever is lower.
Barry Liben [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date								Dec. 31, 2014
Debt instrument, covenant description							50% of the average of the three lowest closing prices during the 30-day trading period prior to conversion, or $0.02, whichever is lower, with the conversion rate being rounded to $0.0001 or whole share.
Barry Liben [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											50% of the average of the three lowest closing prices during the 30-day trading period prior to conversion, or $0.02, whichever is lower, with the conversion rate being rounded to $0.0001 or whole share.
RBB Capital LLC. [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																	Jun. 01, 2012
Debt instrument, covenant description							50% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
RBB Capital LLC. [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											50% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
RBB Capital LLC One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																Jun. 29, 2012
Debt instrument, covenant description							85% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
RBB Capital LLC One [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											85% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
Julian Herskowitz [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description							65% of the lowest closing price during the 7-day trading period prior to conversion
Julian Herskowitz [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Debt instrument, covenant description																											65% of the lowest closing price during the 7-day trading period prior to conversion
TA Global [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date			Apr. 30, 2016
Debt instrument, covenant description			(a) $0.0003 or (b) 50% of the lowest closing price during the 20-day trading period prior to conversion
Tangiers One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date									Mar. 27, 2015			Nov. 13, 2014
Tangiers Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date		Oct. 20, 2017
Tangiers Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																									Jan. 30, 2018
Tangiers Investment Group, LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date	Sep. 08, 2022																							Jul. 19, 2022
Debt instrument, covenant description																												50% of the lowest closing price during the 20-day trading period prior to conversion.
PatrickFerroMember
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date								Dec. 31, 2014
Raphael Cariou One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date				Sep. 12, 2015
Raphael Cariou Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date				Sep. 12, 2015
Redwood Management Llc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																			Mar. 18, 2013
Debt instrument, covenant description																												(a) $0.02 or (b) 85% of the lowest closing price during the 30-day trading period prior to conversion
Ags Capital Group Llc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																										Feb. 25, 2014
Tim Burgess [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																							Jan. 08, 2004
Azriel Nagar [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																							Jan. 08, 2004
Premier IT Solutions [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date															Mar. 05, 2012
LG Capital Funding LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date										Mar. 11, 2015
LG Capital Funding LLC One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date					Jan. 07, 2016
Richard Wynns [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date																						Dec. 31, 2006